Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Net revenue	$ 3,911	$ 4,849	$ 5,211
Income before taxes	127	251	321
Net income	68	194	$ 289
Total Assets	6,867	7,448
Total Liabilities	5,545	5,877
Total Equity	$ 1,322	$ 1,571